Shareholders’ Equity - Schedule of Weighted-Average Assumptions Determining Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Weighted-Average Assumptions Determining Fair Value of Stock Options [Abstract]
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	55.00%	55.00%
Risk free interest rate	4.10%	4.10%
Expected life of options	6 years 3 months	6 years 3 months